Accounting policies and method of measurement (Tables)	12 Months Ended
Dec. 31, 2021
The following table provides details of financial assets and liabilities subject to offsetting at December 31, 2021, 2020 and 2019:

The following table provides details of financial assets and liabilities subject to offsetting at December 31, 2021, 2020 and 2019:

Thousand of reais			2021
Assets:	Financial assets, gross	Financial assets offset in the balance sheet, gross	Financial assets offset in the balance sheet, net
Derivatives	21,575,848	(435,925)	21,139,923

Liabilities:	Financial liabilities, gross	Financial liabilities offset in the balance sheet, gross	Financial liabilities offset in the balance sheet, net
Derivatives	25,054,906	(435,925)	24,618,981

Thousand of reais			2020
Assets:	Financial assets, gross	Financial assets offset in the balance sheet, gross	Financial assets offset in the balance sheet, net
Derivatives	26,808,181	(560,666)	26,247,515

	Financial liabilities, gross	Financial liabilities offset in the balance sheet, gross	Financial liabilities offset in the balance sheet, net
Liabilities:
Derivatives	29,917,498	(560,666)	29,356,832

Thousand of reais			2019
Assets:	Financial assets, gross	Financial assets offset in the balance sheet, gross	Financial assets offset in the balance sheet, net
Derivatives	19,279,829	(458,929)	18,820,900

Liabilities:	Financial liabilities, gross	Financial liabilities offset in the balance sheet, gross	Financial liabilities offset in the balance sheet, net
Derivatives	21,264,072	(458,929)	20,805,143

Lease liabilities are mainly adjusted for

Lease liabilities are mainly adjusted for inflation (IGP-M), whose estimated projections on the base date of December 31, 2021 are presented below:

IGP-M Projection (annual)
Until 3 months	17.8%
From 3 to 12 months	6.6%
From 1 to 3 years	3.5%
From 3 to 5 years	3.5%
More than 5 years	3.5%

The Depreciation expense on tangible assets

The Depreciation expense on tangible assets is recognized in the consolidated statement of income and is basically calculated using the following depreciation rates (based on the average years of estimated useful lives of the different assets):

Annual Rate

Buildings for own use	4%
Furniture	10%
Fixtures	10%
Office and IT equipment	20%
Leasehold improvements	10% or up to contractual maturity